FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2017
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

22.  FAIR VALUE MEASUREMENTS

The Company applies ASC 820, Fair Value Measurements and Disclosures. ASC 820 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 requires disclosures to be provided for fair value measurements.

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1—Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2—Includes other inputs that are directly or indirectly observable in the marketplace.

Level 3—Unobservable inputs which are supported by little or no market activity.

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach; and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

The following tables illustrate the fair value measurement hierarchy of the Group’s financial instruments:

	Fair value measurements as at December 31, 2016 using
	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
	RMB	RMB	RMB	RMB
Recurring fair value measurement for:
Derivative	—	3,149	—	3,149

As of December 31, 2016, the derivative represented a forward exchange rate contract that did not qualify for hedge accounting in accordance with ASC 815. The derivative is accounted for at fair value by recording the unrealized mark-to-market (fair value adjustment) in each period in the consolidated statements of comprehensive loss within “Foreign exchange (loss) gain”. The fair value of the derivative is determined utilizing market observable forward exchange rates. During all periods presented, there were no changes in valuation technique; or transfers in and out of each level. The forward exchange rate contract matured on January 12, 2017 resulting in a RMB nil (US$ nil) balance as of December 31, 2017. Therefore, there were no recurring fair value measurements as at December 31, 2017.